Quarterly Financial Information (Notes)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Quarterly Financial Information

(19)	Unaudited Quarterly Financial Information
The following tables present select unaudited quarterly financial information (in millions):

	2013 Quarterly Periods
	First	Second	Third	Fourth
Net sales	$1,024.3	$1,049.0	$1,055.2	$1,059.3
Gross profit	297.5	295.6	298.2	305.0
Operating income	63.5	63.6	62.4	64.5
Interest expense, net	(47.6)	(47.4)	(47.8)	(47.9)
Other income (expense), net	23.0	(15.9)	(30.4)	(15.5)
Loss on extinguishment of long-term debt	(2.0)	—	—	—
Income (loss) before income taxes	36.9	0.3	(15.8)	1.1
Net income (loss)	22.1	(3.6)	(13.5)	9.1
	2012 Quarterly Periods
	First	Second	Third	Fourth
Net sales	$1,033.3	$1,022.8	$1,029.2	$1,044.1
Gross profit	302.5	291.7	286.4	286.8
Operating income	70.9	63.7	59.7	57.7
Interest expense, net	(48.3)	(49.2)	(55.0)	(47.0)
Other income (expense), net	(23.1)	43.0	(13.0)	(22.0)
Loss on extinguishment of long-term debt	—	—	(4.2)	(21.3)
(Loss) income before income taxes	(0.5)	57.5	(12.5)	(32.6)
Net (loss) income	(1.5)	34.6	(8.2)	(21.1)